Other Employee-Related Obligations	12 Months Ended
Dec. 31, 2022
Other Employee-Related Obligations
Other Employee-Related Obligations

(B.5) Other Employee-Related Obligations

y Accounting Policy
As far as the obligation for long-term employee benefits is secured by pledged reinsurance coverage, it is offset with the relating plan asset.

Other Employee-Related Liabilities

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	3,632	426	4,058	3,717	398	4,115
/ Other non-financial liabilities	4,818	705	5,523	5,203	860	6,063
Other employee-related liabilities as % of / Other non-financial liabilities	75	60	73	71	46	68

Other employee-related liabilities mainly relate to obligations from bonuses and sales commissions, outstanding vacation, time credits accumulated in the working time account, employee-related social security expenses, severance payments outside restructuring programs, and jubilee expenses.